Other Liabilities - Additional Information (Detail) - USD ($)	1 Months Ended
	May 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Other Liabilities [Line Items]
Value of other liabilities to be paid in shares			$ 52,500
Other Liabilities [Member]
Other Liabilities [Line Items]
Accrued payroll expenses		$ 10,000
Accrued legal expenses	$ 73,000
Stock offering related to 2013 reorganization settlement	5,000,000
General and Administrative Expense [Member]
Other Liabilities [Line Items]
Gain on settlement of liabilities	$ 27,500